Operating expenses (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Operating Expenses

The nature of the Company’s operating expenses from operations include the following:

	Six months ended June 30,
	2021	2020
	$	$
Key management personnel:
Salaries and short-term employee benefits	618	483
Consultant fees	86	76
Share-based compensation costs	265	127
Post-employment benefits including defined contribution plan benefits of $14 in 2021 and $9 in 2020	28	27
	997	713
Other employees:
Salaries and short-term employee benefits	508	491
Post-employment benefits including defined contribution plan benefits of $8 in 2021 and $11 in 2020	73	92
Share-based compensation costs	8	(104)
	589	479
Cost of inventory used and services provided	41	874
Professional fees	1,367	929
Consulting fees	259	274
Insurance	444	432
Third-party research and development	449	74
Travel	38	41
Marketing services	105	29
Laboratory supplies	69	—
Other goods and services	75	50
Leasing costs	64	62
Gain on modification of building lease	—	(219)
Depreciation and amortization	72	146
Operating foreign exchange losses (gains)	46	(9)
	4,615	3,875